UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2013

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2013

		Value
Shares		(note 2)

Investment companies - 67.81%

Alternatives - 6.93%

126,155	ASG Global Alternatives
	Fund	$ 1,414,193
135,077	Franklin Templeton Hard
	Currency Fund	1,295,385
122,170	Sprott Physical Gold Trust *	1,507,981
		4,217,559

Equity - 29.70%

106,419	Calamos Market Neutral
	Income Fund	1,361,100
48,525	Gateway Fund	1,369,369
86,367	Graphite Enterprise Trust plc	660,058
80,282	HarbourVest Global Private
	Equity (a) *	742,609
43,902	Henderson Global
	Technology Fund (b) *	944,335
23,363	iShares High Dividend
	Equity Fund	1,601,767
30,190	iShares MSCI EAFE
	Minimum Volatility Index
	Fund	1,876,943
35,544	iShares MSCI Pacific ex-
	Japan Index Fund	1,834,070
46,432	iShares MSCI USA
	Minimum Volatility Index
	Fund	1,563,365
86,645	PowerShares International
	Dividend Achievers Portfolio	1,498,959
15,574	SPDR S&P 500 ETF Trust	2,486,856
32,032	Vanguard Dividend
	Appreciation ETF	2,139,738
		18,079,169

Fixed income - 31.18%

80,968	Henderson Strategic Income
	Fund (b)	745,716
5,787	iShares Barclays TIPS Bond
	Fund	706,882
25,611	iShares Emerging Markets
	Local Currency Bond Fund	1,394,263
24,950	iShares Global High Yield
	Corporate Bond Fund	1,342,061
8,347	iShares iBoxx $ High Yield
	Corporate Bond Fund	800,060
15,216	iShares iBoxx Investment
	Grade Corporate Bond Fund	1,858,330
9,082	iShares JP Morgan USD
	Emerging Markets Bond
	Fund	1,102,555
196,288	Legg Mason BW Global
	Opportunities Bond Fund	2,345,647
221,020	MSIF Multi-Asset Portfolio (b)	2,424,591
18,905	PIMCO Enhanced Short
	Maturity ETF	1,920,748
25,300	PIMCO Total Return ETF	2,803,493
60,890	PowerShares Senior Loan
	Portfolio	1,533,819
		18,978,165

	Total investment
	companies
	(Cost $39,295,346)	41,274,893

Principal

Sovereign debt obligations - 1.87%

306,670	United Kingdom Inflation-
	Linked Gilt 1.25%, 11/22/17
	(c)	559,102
276,840	United Kingdom Inflation-
	Linked Gilt 1.875%,
	11/22/22 (c)	576,835
		1,135,937

	Total sovereign debt
	obligations
	(Cost $1,119,316)	1,135,937

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

Short-term investment - 28.95%

17,621,156	Fidelity Institutional
	Treasury Portfolio (d)	$ 17,621,156

	Total short-term
	investment
	(Cost $17,621,156)	17,621,156

Total investments - 98.63%
	(Cost $58,035,818)	60,031,986

Net other assets and liabilities –
1.37%		836,592

Total net assets – 100.00%		$ 60,868,578

*      Non income producing security

(a)   The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)   Affiliated holding, see notes to portfolio of investments for further information.

(c)    Indexed security in which both the coupon and principal are adjusted in-line with movements in the General Index of Retail Prices in the United Kingdom.

(d)   A portion of this security is segregated as collateral for futures contracts.

      ETF   Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
April 30, 2013 (continued)

The Fund held the following open forward foreign currency contracts at April 30, 2013:
			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
British Pound (Short)	State Street Bank, London	5/24/13	1,858	$2,885,157	$(74,592)
Euro (Short)	State Street Bank, London	5/24/13	1,306	1,720,602	(7,635)
Japanese Yen (Long)	State Street Bank, London	5/24/13	220,231	2,259,363	(90,637)
Total					$(172,864)

The Fund held the following open futures contracts at April 30, 2013:
				Current	Unrealized
		Number of	Expiration	notional	appreciation/
		contracts	date	value	(depreciation)
Australian Treasury 10 Year Bond (Long)		8	6/17/13	$1,036,026	$28,627
FTSE 100 Index (Long)		46	6/21/13	4,561,272	(22,352)
Hang Seng Index (Long)		7	5/30/13	1,019,491	7,860
Nikkei 225 Index (Long) (Singapore Exchange)		59	6/13/13	4,197,210	596,309
Nikkei 225 Index (Long) (Osaka Exchange)		6	6/13/13	854,285	94,156
UK Long Gilt Bond (Long)		5	6/26/13	932,088	22,477
US Treasury 10 Year Note (Long)		15	6/19/13	2,000,391	30,287
Total					$757,364

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 84.38%

	Australia - 3.13%
4,600	Suncorp Group, Ltd.	$ 61,899
13,249	Toll Holdings, Ltd.	78,291
		140,190

	Brazil - 0.79%
1,330	Telefonica Brasil S.A., ADR	35,351

	Canada - 2.40%
780	Bank of Montreal	48,924
1,250	BCE, Inc.	58,551
		107,475

	Colombia - 0.87%
571	Bancolombia S.A., ADR	38,697

	France - 6.25%
4,500	AXA S.A.	84,242
720	Sanofi	78,909
1,220	Total S.A.	61,488
950	Valeo S.A.	55,174
		279,813

	Germany - 4.22%
673	BASF SE	62,857
620	Bayerische Motoren Werke
	AG	57,197
2,899	Deutsche Post AG	68,797
		188,851

	Hong Kong - 4.34%
22,000	Shanghai Industrial Holdings,
	Ltd.	69,741
24,000	SJM Holdings, Ltd.	60,803
5,000	Swire Pacific, Ltd., Class A	63,562
		194,106

	Italy - 1.27%
2,385	ENI SpA	57,039

	Netherlands - 4.04%
2,226	Delta Lloyd N.V.	42,654
4,227	Reed Elsevier N.V.	68,582
3,147	Wolters Kluwer N.V.	69,627
		180,863

	Norway - 1.95%
625	Seadrill, Ltd.	23,920
2,600	Statoil ASA	63,439
		87,359

	Sweden - 1.67%
2,643	Electrolux AB, Series B	74,832

	Switzerland - 5.84%
1,122	Nestle S.A.	80,125
983	Novartis AG	73,001
432	Roche Holding AG	107,977
		261,103

	Taiwan - 2.34%
9,000	Asustek Computer, Inc.	104,754

	Thailand - 1.36%
6,600	Advanced Info Service pcl	60,715

	United Kingdom - 17.20%
4,161	Amlin plc	27,431
4,193	Antofagasta plc	58,456
1,668	BHP Billiton plc	46,405
14,395	BT Group plc	61,760
9,923	Centrica plc	57,186
3,563	Greene King plc	40,237
5,809	Hiscox, Ltd.	50,621
11,740	HSBC Holdings plc	128,293
20,000	ITV plc	39,113
4,061	Prudential plc	69,705
2,000	Standard Chartered plc	50,235
7,571	Sthree plc	39,456
10,238	Tullett Prebon plc	38,883
20,249	Vodafone Group plc	61,712
		769,493

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

	United States - 26.71%
850	Baxter International, Inc.	$ 59,389
1,750	Cisco Systems, Inc.	36,610
510	Cummins, Inc.	54,259
554	Duke Energy Corp.	41,661
4,360	General Electric Co.	97,184
1,450	JPMorgan Chase & Co.	71,064
1,165	Kinder Morgan, Inc.	45,552
1,209	L Brands, Inc.	60,946
1,616	Mattel, Inc.	73,787
1,543	Merck & Co., Inc.	72,521
2,669	Microsoft Corp.	88,344
2,555	Pfizer, Inc.	74,274
1,401	Reynolds American, Inc.	66,435
802	Six Flags Entertainment
	Corp.	58,442
780	Stanley Black & Decker, Inc.	58,352
2,557	Texas Instruments, Inc.	92,589
927	Time Warner Cable, Inc.	87,036
1,150	Walgreen Co.	56,936
		1,195,381

	Total common stocks
	(Cost $3,620,223)	3,776,022

Investment companies - 7.43%

Fixed income - 7.43%
2,680	Highland/iBoxx Senior Loan
	ETF			$ 54,377
245	iShares Barclays Credit Bond
	Fund			28,021
248	iShares Barclays Intermediate
	Credit Bond Fund			27,716
293	iShares iBoxx $ High Yield
	Corporate Bond Fund			28,084
264	PIMCO 0-5 Year High-Yield
	Corporate Bond Index Fund			27,918
1,428	PowerShares Fundamental
	High Yield Corporate Bond
	Portfolio			27,989
2,164	PowerShares Senior Loan
	Portfolio			54,511
673	SPDR Barclays Capital High
	Yield Bond ETF			28,098
315	Vanguard Intermediate-Term
	Bond ETF			27,947
315	Vanguard Intermediate-Term
	Corporate Bond ETF			27,950
				332,611

	Total investment
	companies
	(Cost $327,273)			332,611

REITs - 1.37%

	Mexico - 1.37%
15,937	Fibra Uno Administracion
	SA de C.V.			61,242

	Total REITs
	(Cost $49,792)			61,242

Par
amount		Coupon	Maturity

US government obligations - 3.74%

	United States - 3.74%
75,000	United States Treasury Note	0.875%	1/31/18	75,867
60,000	United States Treasury Note	0.750%	2/28/18	60,324
30,000	United States Treasury Note	2.000%	2/15/23	30,881
				167,072

	Total US government
	obligations
	(Cost $165,150)			167,072

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
April 30, 2013 (continued)

		Value
		(note 2)

	Total long-term
	investments
	(Cost $4,162,438)	$ 4,336,947

Shares
Short-term investment - 3.41%
152,708	Fidelity Institutional
	Treasury Portfolio	152,708

	Total short-term
	investment
	(Cost $152,708)	152,708

Total investments - 100.33%
	(Cost $4,315,146)	4,489,655

Net other assets and liabilities –
(0.33)%		(14,572)

Total net assets – 100.00%		$ 4,475,083

*	Non income producing security
ADR	American Depositary Receipts
ETF	Exchange-traded fund
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	9.09%
Investment Companies	7.43
Diversified Banks	5.95
Integrated Oil & Gas	4.07
U.S. government obligations	3.73
Industrial Conglomerates	3.73
Integrated Telecommunication Services	3.48
Air Freight & Logistics	3.29
Property & Casualty Insurance	3.13
Publishing	3.09
Wireless Telecommunication Services	2.74
Life & Health Insurance	2.51
Diversified Metals & Mining	2.34
Computer Hardware	2.34
Semiconductors	2.07
Systems Software	1.97
Cable & Satellite	1.95
Multi-line Insurance	1.88
Packaged Foods & Meats	1.79
Household Appliances	1.67
Leisure Products	1.65
Other Diversified Financial Services	1.59
Tobacco	1.49
Diversified Real Estate Activities	1.42
Diversified Chemicals	1.40
Diversified REIT's	1.37
Apparel Retail	1.36
Casinos & Gaming	1.36
Health Care Equipment	1.33
Leisure Facilities	1.31
Industrial Machinery	1.30
Automobile Manufacturers	1.28
Multi-Utilities	1.28
Drug Retail	1.27
Auto Parts & Equipment	1.23
Construction & Farm Machinery & Heavy
Trucks	1.21
Oil & Gas Storage & Transportation	1.02
Electric Utilities	0.93
Restaurants	0.90
Human Resource & Employment Services	0.88
Broadcasting	0.87
Investment Banking & Brokerage	0.87
Communications Equipment	0.82
Oil & Gas Drilling	0.53
Long-Term Investments	96.92
Short-Term Investment	3.41
Total Investments	100.33
Net Other Assets and Liabilities	(0.33)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 91.84%

	Australia - 0.25%
446,325	Cape Lambert Resources,
	Ltd. *	$ 69,406

	Brazil - 11.10%
87,199	BM&FBOVESPA S.A.	605,370
53,400	BR Malls Participacoes S.A.	633,887
55,774	CCR S.A.	551,398
10,436	Embraer S.A., ADR	364,529
30,000	Kroton Educacional S.A.	419,843
1,900	Linx S.A.	31,956
29,000	Vale S.A., ADR	495,610
		3,102,593

	China - 8.67%
5,307	Baidu, Inc., ADR *	455,606
792,000	China Construction Bank
	Corp., Class H	663,389
266,100	Samsonite International S.A.	654,264
9,542	Yum! Brands, Inc.	650,001
		2,423,260

	Greece - 1.45%
81,238	InternetQ plc *	406,966

	Hong Kong - 9.60%
188,800	AIA Group, Ltd.	838,149
63,500	Prada SpA	565,433
116,400	Sands China, Ltd.	610,488
265,000	SJM Holdings, Ltd.	671,366
		2,685,436

	India - 4.97%
25,229	Tata Motors, Ltd., ADR	694,807
74,753	Yes Bank, Ltd.	695,151
		1,389,958

	Indonesia - 5.04%
654,904	PT Bank Mandiri Tbk	707,276
727,500	PT Bank Rakyat Indonesia
	Tbk	703,369
		1,410,645

	Kazakhstan - 1.72%
955,965	International Petroleum, Ltd.
	(a) (b) *	59,071
40,059	Zhaikmunai LP, GDR *	420,620
		479,691

	Korea - 7.50%
3,058	Hyundai Motor Co.	553,955
19,600	LG Display Co., Ltd. *	533,025
370	Samsung Electronics Co.,
	Ltd.	510,669
18,420	SK Hynix, Inc. *	500,098
		2,097,747

	Liberia - 0.85%
298,367	African Petroleum Corp.,
	Ltd. *	30,931
1,662,478	Sable Mining Africa, Ltd. *	206,593
		237,524

	Luxembourg - 3.07%
5,000	Millicom International
	Cellular S.A.	408,885
10,100	Tenaris S.A., ADR	449,349
		858,234

	Malaysia - 1.81%
160,000	Malayan Banking Bhd	505,900

	Mexico - 6.95%
118,763	Alsea S.A.B. de C.V. *	360,917
6,296	First Cash Financial Services,
	Inc. *	324,055
5,239	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	594,050
185,000	Grupo Mexico S.A.B. de
	C.V., Series B	664,137
		1,943,159

	Panama - 1.68%
3,750	Copa Holdings S.A., Class A	470,925

	Peru - 1.40%
2,600	Credicorp, Ltd.	391,534

	Philippines - 7.82%
26,880	GT Capital Holdings, Inc.	516,571
1,037,000	LT Group, Inc. *	612,223
1,070,000	SM Prime Holdings, Inc.	519,922
185,800	Universal Robina Corp.	536,726
		2,185,442

	Poland - 1.21%
18,738	Eurocash S.A.	337,419

	Russia - 1.29%
94,476	RusPetro plc *	60,536
94,795	Sberbank of Russia	300,974
		361,510

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

	South Africa - 1.73%
106,696	Life Healthcare Group
	Holdings Pte, Ltd.	$ 450,754
123,923	Ncondezi Coal Co. *	31,762
		482,516

	Taiwan - 2.65%
200,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.*	742,071

	Thailand - 5.81%
1,033,600	Asian Property Development
	pcl	331,034
561,000	Bank of Ayudhya pcl	625,988
90,700	Kasikornbank pcl	667,502
		1,624,524

	Turkey - 1.57%
62,071	TAV Havalimanlari Holding
	A/S	437,985

	Ukraine - 1.21%
39,772	Avangardco Investments
	Public, Ltd. *	338,062

	United Arab Emirates -
	1.43%
83,269	NMC Health plc *	400,972

	United Kingdom - 1.06%
38,151	Inchcape plc	296,902

	Total common stocks
	(Cost $24,447,468)	25,680,381

Preferred stock - 6.02%

	Brazil - 3.30%
62,051	Alpargatas S.A.I.C.	411,554
30,500	Itau Unibanco Holding S.A.	512,818
		924,372

	Korea - 2.72%
962	Samsung Electronics Co.,
	Ltd.	760,830

	Total preferred stock
	(Cost $1,730,180)	1,685,202

	Total long-term
	investments
	(Cost $26,177,648)	27,365,583

Short-term investment - 1.07%

297,976	Fidelity Institutional
	Treasury Portfolio	$ 297,976

	Total short-term
	investment
	(Cost $297,976)	297,976

Total investments - 98.93%
	(Cost $26,475,624)	27,663,559

Net other assets and liabilities –
1.07%		299,021

Total net assets – 100.00%		$ 27,962,580

*	Non income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2013 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	20.65%
Semiconductors	8.99
Casinos & Gaming	4.58
Apparel, Accessories & Luxury Goods	4.36
Real Estate Operating Companies	4.13
Restaurants	3.62
Packaged Foods & Meats	3.13
Diversified Metals & Mining	3.11
Health Care Facilities	3.05
Life & Health Insurance	3.00
Construction & Farm Machinery & Heavy
Trucks	2.48
Distillers & Vintners	2.19
Specialized Finance	2.17
Soft Drinks	2.12
Oil & Gas Exploration & Production	2.04
Steel	2.02
Automobile Manufacturers	1.98
Highways & Railtracks	1.97
Electronic Components	1.91
Asset Management & Custody Banks	1.85
Airlines	1.68
Internet Software & Services	1.63
Oil & Gas Equipment & Services	1.61
Airport Services	1.57
Education Services	1.50
Footwear	1.47
Wireless Telecommunication Services	1.46
Advertising	1.46
Aerospace & Defense	1.30
Food Retail	1.21
Real Estate Development	1.18
Consumer Finance	1.16
Distributors	1.06
Application Software	0.11
Coal & Consumable Fuels	0.11
Long-Term Investments	97.86
Short-Term Investment	1.07
Total Investments	98.93
Net Other Assets and Liabilities	1.07
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 95.72%

	Australia - 0.29%
16,682,416	African Petroleum Corp.,
	Ltd. *	$ 1,729,466

	Austria - 1.63%
205,491	OMV AG	9,654,421

	Belgium - 4.11%
166,357	Anheuser-Busch InBev N.V.	15,828,814
219,225	KBC Groep N.V.	8,603,512
		24,432,326

	Canada - 1.52%
912,164	Africa Oil Corp. *	5,550,216
574,622	Africa Oil Corp. (a) *	3,496,385
		9,046,601

	France - 9.12%
235,625	Alstom S.A.	9,669,149
480,000	AXA S.A.	8,985,816
377,758	Renault S.A.	26,028,602
163,535	Valeo S.A.	9,497,707
		54,181,274

	Germany - 9.81%
192,277	Continental AG	22,830,251
362,319	Deutsche Post AG	8,598,354
60,000	Fresenius SE & Co., KGaA	7,524,001
1,677,290	Sky Deutschland AG *	9,619,794
50,000	Volkswagen AG	9,719,095
		58,291,495

	Greece - 1.80%
971,155	Motor Oil (Hellas) Corinth
	Refineries S.A.	10,717,710

	Ireland - 2.92%
57,341,521	Petroceltic International plc *	5,745,108
1,220,000	Providence Resources plc *	11,588,455
		17,333,563

	Italy - 0.89%
2,203,715	Moleskine SpA *	5,299,387

	Kazakhstan - 3.03%
1,716,557	Zhaikmunai LP, GDR (b) *	18,023,849

	Luxembourg - 0.75%
535,031	SAF-Holland S.A. *	4,443,971

	Netherlands - 5.24%
414,902	Amtel Vredestein N.V., GDR
	(a) (b) *	—
589,820	European Aeronautic
	Defence and Space Co. N.V.	31,152,109
		31,152,109

	Russia - 1.30%
328,884	Phosagro OAO, GDR	4,650,420
4,795,000	RusPetro plc *	3,072,429
		7,722,849

	Spain - 11.49%
663,001	Amadeus IT Holding S.A., A
	Shares	19,571,421
3,885,355	CaixaBank	14,383,381
1,473,857	Indra Sistemas S.A.	19,817,576
267,756	Obrascon Huarte Lain S.A.	9,901,609
87,030	Red Electrica Corp., S.A.	4,629,268
		68,303,255

	Sweden - 5.77%
707,139	Investment AB Kinnevik, B
	Shares	18,472,104
610,000	Svenska Cellulosa AB, B
	Shares	15,840,489
		34,312,593

	Switzerland - 1.47%
66,782	Straumann Holding AG	8,755,352

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

	United Kingdom - 34.58%
1,754,979	Aviva plc	$ 8,317,320
3,097,145	Barclays plc	13,761,721
5,324,831	Bwin.Party Digital
	Entertainment plc	11,050,490
1,689,204	Carphone Warehouse Group
	plc	6,166,223
717,923	Edwards Group, Ltd. (b) *	5,405,960
6,730,160	Essar Energy, Ltd. *	14,949,639
1,380,549	Exillon Energy plc *	3,313,215
882,370	Fenner plc	4,819,133
1,004,678	G4S plc	4,881,608
829,855	Genel Energy plc *	11,472,590
2,390,190	GKN plc	10,202,778
673,307	GlaxoSmithKline plc	17,366,859
1,896,551	HellermannTyton Group plc
	*	6,039,315
2,082,602	Kingfisher plc	10,128,814
25,954,362	Lloyds Banking Group plc *	21,903,793
392,301	London Stock Exchange
	Group plc	8,171,795
4,350,000	Mytrah Energy, Ltd. (b) *	6,807,750
750,000	Phoenix Group Holdings	7,392,003
587,378	Smith & Nephew plc	6,701,604
1,268,029	TalkTalk Telecom Group plc	4,938,019
1,453,890	Tullett Prebon plc	5,521,787
5,308,752	Vodafone Group plc	16,179,336
311,500	Zanaga Iron Ore Co., Ltd. *	56,250
		205,548,002

	Total common stocks
	(Cost $518,460,397)	568,948,223

Preferred stock - 2.58%

	Germany - 2.58%
400,000	ProSiebenSat.1 Media AG	15,318,768

	Total preferred stock
	(Cost $12,805,088)	15,318,768

REITs - 0.32%

	United Kingdom - 0.32%
201,399	Shaftesbury plc	1,900,522

	Total REITs
	(Cost $942,709)	1,900,522

	Total long-term
	investments
	(Cost $532,208,194)	586,167,513

Short-term investment - 1.11%

6,573,932	Fidelity Institutional
	Treasury Portfolio	6,573,932

	Total short-term
	investment
	(Cost $6,573,932)	6,573,932

Total investments - 99.73%
	(Cost $538,782,126)	592,741,445

Net other assets and liabilities –
0.27%		1,621,311

Total net assets – 100.00%		$ 594,362,756

*	Non income producing security

(a)	Fair valued at April 30, 2013 as determined in
good faith using procedures approved by the
Board of Trustees.

(b)	The security has been deemed illiquid according
to the policies and procedures adopted by the
Board of Trustees.

GDR	Global Depositary Receipts

REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2013 (continued)

The Fund held the following open forward foreign currency contracts at April 30, 2013:
			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	State Street Bank, London	5/15/13	43,906	$57,826,871	$1,173,129

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	13.28%
Diversified Banks	9.87
Automobile Manufacturers	6.01
Aerospace & Defense	5.24
Auto Parts & Equipment	4.06
Tires & Rubber	3.84
IT Consulting & Other Services	3.33
Data Processing & Outsourced Services	3.29
Multi-Sector Holdings	3.11
Pharmaceuticals	2.92
Multi-line Insurance	2.91
Wireless Telecommunication Services	2.72
Paper Products	2.67
Brewers	2.66
Health Care Equipment	2.60
Broadcasting	2.58
Casinos & Gaming	1.86
Oil & Gas Refining & Marketing	1.80
Industrial Machinery	1.72
Home Improvement Retail	1.70
Construction & Engineering	1.67
Heavy Electrical Equipment	1.63
Integrated Oil & Gas	1.62
Cable & Satellite	1.62
Air Freight & Logistics	1.45
Specialized Finance	1.38
Health Care Services	1.27
Life & Health Insurance	1.24
Independent Power Producers & Energy Traders	1.15
Computer & Electronics Retail	1.04
Wire & Cable Products	1.02
Investment Banking & Brokerage	0.93
Retail Office Supplies	0.89
Alternative Carriers	0.83
Security & Alarm Services	0.82
Fertilizers & Agricultural Chemicals	0.78
Electric Utilities	0.78
Diversified REIT's	0.32
Steel	0.01
Long-Term Investments	98.62
Short-Term Investment	1.11
Total Investments	99.73
Net Other Assets and Liabilities	0.27
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 95.16%

	Australia - 5.56%
2,482,337	Amcor, Ltd.	$ 25,451,315
1,133,091	Crown, Ltd.	15,153,316
9,414,119	Spark Infrastructure Group	17,469,719
6,093,282	Telstra Corp., Ltd.	31,458,196
1,300,000	Toll Holdings, Ltd.	7,681,949
		97,214,495

	Brazil - 0.83%
1,459,528	CCR S.A.	14,429,321

	Canada - 1.44%
331,508	Bank of Montreal	20,793,082
116,332	Crescent Point Energy Corp.	4,443,352
		25,236,434

	Cyprus - 1.18%
2,152,546	ProSafe SE	20,661,306

	France - 8.31%
2,348,656	AXA S.A.	43,967,899
695,000	GDF Suez	14,919,073
314,211	Sanofi	34,436,463
900,000	SCOR SE	27,314,211
491,324	Total S.A.	24,762,580
		145,400,226

	Germany - 5.93%
370,425	BASF SE	34,597,001
242,866	Bayerische Motoren Werke
	AG	22,404,967
153,903	Muenchener
	Rueckversicherungs-
	Gesellschaft AG	30,777,357
2,000,000	Telefonica Deutschland
	Holding AG *	15,871,887
		103,651,212

	Hong Kong - 3.43%
885,000	Cheung Kong Holdings, Ltd.	13,343,170
5,086,000	NWS Holdings, Ltd.	9,083,840
5,310,000	Shanghai Industrial Holdings,
	Ltd.	16,832,922
4,048,000	SJM Holdings, Ltd.	10,255,431
830,500	Swire Pacific, Ltd., Class A	10,557,634
		60,072,997

	Israel - 0.54%
791,630	Israel Chemicals, Ltd.	9,415,649

	Italy - 2.90%
1,680,200	ENI SpA	40,183,362
2,271,331	Terna - Rete Elettrica
	Nazionale SpA	10,630,833
		50,814,195

	Japan - 1.96%
694,300	Nippon Telegraph and
	Telephone Corp.	34,364,235

	Luxembourg - 0.93%
518,279	SES	16,183,208

	Netherlands - 4.84%
1,439,716	Delta Lloyd N.V.	27,587,304
392,359	Unilever N.V.	16,700,305
700,000	Wolters Kluwer N.V.	15,487,338
693,690	Ziggo N.V.	24,862,410
		84,637,357

	New Zealand - 2.02%
15,871,424	Telecom Corp. of New
	Zealand, Ltd.	35,375,904

	Norway - 3.44%
404,016	Seadrill, Ltd.	15,462,816
1,834,858	Statoil ASA	44,769,708
		60,232,524

	Singapore - 0.39%
1,005,000	Venture Corp., Ltd.	6,788,666

	Sweden - 2.28%
579,699	Electrolux AB, Series B	16,413,200
515,000	Svenska Handelsbanken AB,
	A Shares	23,393,740
		39,806,940

	Switzerland - 5.42%
450,610	Adecco S.A. *	24,100,705
285,000	Nestle S.A.	20,352,764
201,566	Roche Holding AG	50,380,661
		94,834,130

	Taiwan - 0.83%
550,000	Asustek Computer, Inc.	6,401,633
4,054,000	CTCI Corp.	8,104,703
		14,506,336

	Thailand - 0.51%
8,251,600	Charoen Pokphand Foods pcl	8,926,348

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

	United Kingdom - 25.79%
3,985,417	Amlin plc	$ 26,273,529
1,250,000	Antofagasta plc	17,426,643
5,034,211	BAE Systems plc	29,363,689
2,311,548	Balfour Beatty plc	7,752,197
8,160,154	BT Group plc	35,009,934
5,805,735	Centrica plc	33,458,031
1,209,080	Dairy Crest Group plc	8,633,737
877,353	De La Rue plc	12,694,818
1,626,926	Drax Group plc	15,504,281
1,800,000	Electrocomponents plc	6,721,655
1,933,931	GlaxoSmithKline plc	49,882,605
1,352,277	Hiscox, Ltd.	11,784,137
2,909,600	HSBC Holdings plc	31,682,532
3,267,659	Marston's plc	7,349,784
2,054,116	National Grid plc	26,148,284
1,532,129	Phoenix Group Holdings	15,100,670
369,874	Rio Tinto plc	16,770,931
367,000	Severn Trent plc	10,381,146
4,757,753	Smiths News plc	13,265,866
560,000	Standard Chartered plc	14,065,893
1,627,147	Tate & Lyle plc	21,344,978
2,795,500	The Sage Group plc	14,655,564
504,541	Tui Travel plc	2,463,259
2,636,284	Tullett Prebon plc	10,012,449
1,176,214	United Utilities Group plc	13,529,467
		451,276,079

	United States - 16.63%
381,864	AGL Resources, Inc.	16,744,737
378,000	Cisco Systems, Inc.	7,907,760
320,000	Kohl's Corp.	15,059,200
180,000	Mattel, Inc.	8,218,800
853,773	Merck & Co., Inc.	40,127,331
500,388	Microsoft Corp.	16,562,843
1,575,277	Pfizer, Inc.	45,793,302
851,698	Reynolds American, Inc.	40,387,519
232,124	Six Flags Entertainment
	Corp.	16,914,876
220,000	Texas Instruments, Inc.	7,966,200
350,746	United Parcel Service, Inc.,
	Class B	30,108,037
838,399	Verizon Communications,
	Inc.	45,198,090
		290,988,695

	Total common stocks
	(Cost $1,501,719,848)	1,664,816,257

Partnerships - 0.72%
	United States - 0.72%
1,230,766	Och-Ziff Capital
	Management Group LLC,
	Class A	12,627,659

	Total partnerships
	(Cost $12,314,215)	12,627,659
REITs - 1.37%
	United Kingdom - 1.37%
5,794,755	Segro plc	23,979,414

	Total REITs
	(Cost $22,805,100)	23,979,414

	Total long-term
	investments
	(Cost $1,536,839,163)	1,701,423,330

Short-term investment - 2.60%
45,565,926	Fidelity Institutional
	Treasury Portfolio	45,565,926

	Total short-term
	investment
	(Cost $45,565,926)	45,565,926

Total investments - 99.85%
	(Cost $1,582,405,089)	1,746,989,256

Net other assets and liabilities –
0.15%		2,555,600

Total net assets – 100.00%		$ 1,749,544,856

*	Non income producing security
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2013 (continued)

The Fund held the following open forward foreign currency contracts at April 30, 2013:
			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
British Pound (Short)	J.P. Morgan Chase Bank, N.A.	7/11/13	140,000	$217,376,616	$(3,427,916)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	12.61%
Integrated Telecommunication Services	11.28
Integrated Oil & Gas	6.27
Diversified Banks	5.14
Packaged Foods & Meats	4.34
Multi-Utilities	4.26
Reinsurance	3.32
Multi-line Insurance	2.51
Life & Health Insurance	2.44
Tobacco	2.31
Property & Casualty Insurance	2.18
Air Freight & Logistics	2.16
Diversified Chemicals	1.98
Diversified Metals & Mining	1.95
Aerospace & Defense	1.68
Electric Utilities	1.61
Industrial Conglomerates	1.48
Paper Packaging	1.45
Casinos & Gaming	1.45
Alternative Carriers	1.42
Human Resource & Employment Services	1.38
Industrial REITs	1.37
Water Utilities	1.37
Automobile Manufacturers	1.28
Oil & Gas Equipment & Services	1.18
Leisure Facilities	0.97
Gas Utilities	0.96
Systems Software	0.95
Household Appliances	0.94
Cable & Satellite	0.92
Construction & Engineering	0.91
Independent Power Producers & Energy Traders	0.89
Publishing	0.88
Oil & Gas Drilling	0.88
Department Stores	0.86
Application Software	0.84
Highways & Railtracks	0.82
Real Estate Development	0.76
Distributors	0.76
Commercial Printing	0.73
Asset Management & Custody Banks	0.72
Diversified Real Estate Activities	0.60
Investment Banking & Brokerage	0.57
Fertilizers & Agricultural Chemicals	0.54
Leisure Products	0.47
Semiconductors	0.46
Communications Equipment	0.45
Restaurants	0.42
Electronic Manufacturing Services	0.39
Technology Distributors	0.38
Computer Hardware	0.37

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2013 (continued)

Oil & Gas Exploration & Production	0.25
Hotels, Resorts & Cruise Lines	0.14
Long-Term Investments	97.25
Short-Term Investment	2.60
Total Investments	99.85
Net Other Assets and Liabilities	0.15
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 95.33%

	China - 2.71%
31,289	51job, Inc., ADR *	$ 1,802,246
677,163	China Digital TV Holding
	Co., Ltd., ADR	1,137,634
103,807	NetEase.com, Inc., ADR	5,853,677
		8,793,557

	France - 1.76%
124,325	Cap Gemini	5,718,265

	Germany - 1.55%
187,245	Wirecard AG	5,023,087

	Ireland - 2.03%
80,859	Accenture plc, Class A	6,585,157

	Japan - 0.46%
191	Nuflare Technology, Inc.	1,485,131

	Korea - 5.29%
170,730	LG Display Co., Ltd. *	4,643,025
9,066	Samsung Electronics Co.,
	Ltd.	12,512,776
		17,155,801

	Netherlands - 3.46%
83,662	ASML Holding N.V.	6,219,588
195,043	Yandex N.V., Class A *	5,020,407
		11,239,995

	Taiwan - 2.01%
341,260	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	6,511,241

	United Kingdom - 8.10%
393,051	ARM Holdings plc	6,081,035
106,143	esure Group plc *	490,097
158,175	Mail.ru Group, Ltd., GDR	4,270,725
189,635	Rightmove plc	5,658,680
1,792,221	Spirent Communications plc	3,633,050
2,014,465	Vodafone Group plc	6,139,429
		26,273,016

	United States - 67.96%
116,001	ACI Worldwide, Inc. *	5,453,207
116,484	Adobe Systems, Inc. *	5,251,099
18,890	Amazon.com, Inc. *	4,794,471
11,878	Apple, Inc.	5,258,984
735,030	Cadence Design Systems,
	Inc. *	10,143,414
523,118	Cisco Systems, Inc.	10,943,629
84,565	Cognizant Technology
	Solutions Corp. *	5,479,812
30,770	Coherent, Inc.	1,720,966
140,111	Comcast Corp., Class A	5,786,584
403,381	Corning, Inc.	5,849,024
88,661	eBay, Inc. *	4,644,950
209,293	EMC Corp. *	4,694,442
52,203	F5 Networks, Inc. *	3,989,875
66,758	Fiserv, Inc. *	6,082,321
77,081	FleetCor Technologies, Inc. *	5,927,529
12,355	Google, Inc., Class A *	10,187,562
157,968	HomeAway, Inc. *	4,825,922
100,569	KLA-Tencor Corp.	5,455,868
21,961	MasterCard, Inc., Class A	12,142,896
185,323	Microsoft Corp.	6,134,191
141,785	NetApp, Inc. *	4,946,879
209,029	Nuance Communications,
	Inc. *	3,979,912
82,763	OpenTable, Inc. *	4,584,243
167,255	Oracle Corp.	5,482,619
14,318	Priceline.com, Inc. *	9,965,185
169,137	QUALCOMM, Inc.	10,422,222
90,108	SanDisk Corp. *	4,725,263
206,227	Symantec Corp. *	5,011,316
163,752	Synopsys, Inc. *	5,824,659
80,196	Teradata Corp. *	4,095,610
58,403	Time Warner Cable, Inc.	5,483,458
93,751	TripAdvisor, Inc. *	4,929,428
38,911	Visa, Inc., A Shares	6,554,947
21,901	VMware, Inc., Class A *	1,544,020
122,063	Western Digital Corp.	6,747,643
76,592	WEX, Inc. *	5,804,142
225,952	Yahoo!, Inc. *	5,587,793
		220,456,085

	Total common stocks
	(Cost $252,509,990)	309,241,335

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2013 (continued)

	Total long-term
	investments
	(Cost $252,509,990)	309,241,335
Short-term investment - 1.91%

6,202,270	Fidelity Institutional
	Treasury Portfolio	$ 6,202,270

	Total short-term
	investment
	(Cost $6,202,270)	6,202,270
Total investments - 97.24%
	(Cost $258,712,260)	315,443,605
Net other assets and liabilities –
2.76%		8,961,114
Total net assets – 100.00%		$ 324,404,719

*	Non income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Data Processing & Outsourced Services	12.80%
Internet Software & Services	12.38
Application Software	9.45
Communications Equipment	8.94
Semiconductors	7.74
Internet Retail	7.56
Computer Storage & Peripherals	6.86
IT Consulting & Other Services	6.75
Systems Software	5.60
Semiconductor Equipment	4.06
Cable & Satellite	3.47
Electronic Components	3.23
Wireless Telecommunication Services	1.89
Publishing	1.74
Computer Hardware	1.62
Human Resource & Employment Services	0.56
Electronic Equipment & Instruments	0.53
Property & Casualty Insurance	0.15
Long-Term Investments	95.33
Short-Term Investment	1.91
Total Investments	97.24
Net Other Assets and Liabilities	2.76
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2013

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 66.50%

		Canada – 2.00%
USD	250,000	Mattamy Group Corp. (a)	6.500%	11/15/20	$ 248,125
USD	250,000	New Gold, Inc. (a)	6.250	11/15/22	258,750
					506,875

		Ireland – 2.17%
USD	250,000	Ardagh Packaging Finance plc (a)	9.125	10/15/20	282,500
USD	250,000	Nara Cable Funding, Ltd. (a)	8.875	12/1/18	268,750
					551,250

		Luxembourg – 4.24%
USD	250,000	ARD Finance S.A. (a)	11.125	6/1/18	282,813
USD	500,000	Intelsat Luxembourg S.A. (a)	7.750	6/1/21	528,750
USD	250,000	Wind Acquisition Finance S.A. (a) (b)	7.250	2/15/18	263,750
					1,075,313

		United Kingdom – 2.14%
USD	500,000	Algeco Scotsman Global Finance plc (a)	8.500	10/15/18	542,500

		United States – 55.95%
USD	250,000	Alta Mesa Holdings LP	9.625	10/15/18	270,000
USD	250,000	Amkor Technology, Inc.	6.625	6/1/21	259,375
USD	500,000	Burlington Holdings LLC (a)	9.000	2/15/18	521,250
USD	500,000	Cablevision Systems Corp.	8.000	4/15/20	577,500
USD	250,000	Caesars Operating Escrow LLC (a)	9.000	2/15/20	247,500
USD	500,000	Calumet Specialty Products Partners LP	9.375	5/1/19	562,500
USD	250,000	Clear Channel Communications, Inc.	9.000	3/1/21	245,625
	250,000	Clear Channel Worldwide Holdings, Inc.,
USD		Series B	7.625	3/15/20	270,625
USD	250,000	Coeur d'Alene Mines Corp. (a)	7.875	2/1/21	264,375
USD	1,000,000	Constellation Brands, Inc. (b)	3.750	5/1/21	1,000,000
USD	250,000	Cricket Communications, Inc.	7.750	10/15/20	255,625
USD	500,000	Endo Health Solutions, Inc.	7.250	1/15/22	550,625
USD	500,000	Halcon Resources Corp. (a)	9.750	7/15/20	548,750
USD	250,000	HCA, Inc.	6.500	2/15/20	289,375
USD	250,000	HD Supply, Inc. (a)	7.500	7/15/20	271,250
USD	250,000	Hercules Offshore, Inc. (a)	10.250	4/1/19	288,125
USD	500,000	Hexion US Finance Corp.	8.875	2/1/18	532,500
USD	200,000	j2 Global, Inc.	8.000	8/1/20	217,000
USD	250,000	Kinetic Concepts, Inc.	10.500	11/1/18	281,875
USD	500,000	Landry's, Inc. (a)	9.375	5/1/20	553,125
USD	250,000	Nortek, Inc.	8.500	4/15/21	280,625
USD	500,000	Nuveen Investments, Inc. (a)	9.500	10/15/20	541,250
USD	500,000	Offshore Group Investment, Ltd. (a)	7.500	11/1/19	541,250
USD	250,000	PQ Corp. (a)	8.750	5/1/18	271,250
USD	250,000	Quiksilver, Inc.	6.875	4/15/15	250,630
USD	250,000	Radnet Management, Inc.	10.375	4/1/18	268,750
USD	250,000	Reynolds Group Issuer, Inc.	7.875	8/15/19	281,250
USD	250,000	Reynolds Group Issuer, Inc.	9.875	8/15/19	281,250
USD	500,000	Serta Simmons Holdings LLC (a)	8.125	10/1/20	536,875
USD	250,000	Snoqualmie Entertainment Authority (a)	9.125	2/1/15	247,969
USD	500,000	Swift Energy Co.	7.875	3/1/22	523,750

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	250,000	Toys R US - Delaware, Inc. (a)	7.375%	9/1/16	$ 261,562
USD	500,000	TPC Group, Inc. (a)	8.750	12/15/20	530,000
USD	500,000	Univision Communications, Inc. (a)	8.500	5/15/21	560,000
USD	500,000	W&T Offshore, Inc.	8.500	6/15/19	547,500
USD	250,000	Walter Energy, Inc. (a)	9.875	12/15/20	273,750
					14,204,661
	Total corporate bonds
	(Cost $16,914,562)				16,880,599

	Shares

Preferred stock – 1.94%

	United States - 1.94%
	500	Ally Financial, Inc. 7%, 6/21/13 (a)			493,453
	Total preferred stock
	(Cost $495,000)				493,453
	Total long-term investments
	(Cost $17,409,562)				17,374,052
Total investments - 68.44%
	(Cost $17,409,562)				17,374,052
Net other assets and liabilities – 31.56%					8,012,013
Total net assets – 100.00%					$ 25,386,065

(a)
Restricted security, purchased under Rule 144A, section 4(2)g, which is exempt from registration under the Securities Act of 1933, as amended. At April 30, 2013, the restricted securities held by the Fund had an aggregate value of $9,627,672, which represented 37.9% of net assets.

(b)	Security is purchased on a delayed delivery basis.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	7.44
Beverages - Wine & Spirits	3.94
Cable TV	3.33
Oil & Gas Drilling	3.26
Containers - Metal/Glass	2.23
Consumer Products - Miscellaneous	2.22
Oil & Gas Refining & Marketing	2.22
Television	2.21
Retail - Restaurants	2.18
Medical - Drugs	2.17
Storage/Warehousing	2.14
Investment Management & Advising Services	2.13
Retail - Bedding	2.11
Chemicals - Plastics	2.10
Petrochemicals	2.09
Satellite Telecommunications	2.08
Retail - Apparel/Shoe	2.05
Broadcast Services/Programs	2.04
Diversified Banking Institution	1.94
Medical-Hospitals	1.14
Hospital Beds/Equipment	1.11
Construction Materials	1.10
Coal	1.08
Chemicals - Specialty	1.07
Distribution/Wholesale	1.07
MRI/Medical Diagnostic Imaging	1.06
Precious Metals	1.04
Telecommunication Services	1.04
Retail - Toy Store	1.03
Electronic Components-Semiconductors	1.02
Gold Mining	1.02
Cellular Telecommunications	1.01
Apparel Manufacturers	0.99
Casino Services	0.98
Real Estate Operations/Development	0.98
Casino Hotels	0.97
Computer Services	0.85
Long-Term Investments	68.44
Total Investments	68.44
Net Other Assets and Liabilities	31.56
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 97.05%

	Australia - 0.97%
16,325,711	African Petroleum Corp.,
	Ltd. *	$ 1,692,487
700,000	National Australia Bank, Ltd.	24,673,465
		26,365,952

	Belgium - 3.53%
628,096	Anheuser-Busch InBev N.V.	59,763,128
911,480	KBC Groep N.V.	35,771,146
		95,534,274

	Brazil - 1.17%
1,980,000	BM&FBOVESPA S.A.	13,745,945
737,000	BR Malls Participacoes S.A.	8,748,594
935,000	CCR S.A.	9,243,684
		31,738,223

	China - 3.49%
242,200	Baidu, Inc., ADR *	20,792,870
44,560,000	China Construction Bank
	Corp., Class H	37,324,021
4,610,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	36,479,282
		94,596,173

	France - 9.06%
1,222,390	Alstom S.A.	50,162,212
3,000,000	AXA S.A.	56,161,353
1,152,999	Renault S.A.	79,444,915
715,126	Sodexo	59,718,620
		245,487,100

	Germany - 10.57%
645,145	Continental AG	76,602,101
3,049,918	Deutsche Post AG	72,378,969
545,965	Fresenius SE & Co., KGaA	68,464,024
867,162	SAP AG	68,874,587
		286,319,681

	Hong Kong - 4.68%
12,979,000	AIA Group, Ltd.	57,618,287
2,994,000	Cheung Kong Holdings, Ltd.	45,140,622
9,500,000	SJM Holdings, Ltd.	24,067,834
		126,826,743

	India - 1.71%
1,680,000	Tata Motors, Ltd., ADR	46,267,200

	Indonesia - 1.30%
36,318,000	PT Bank Rakyat Indonesia
	Tbk	35,113,314

	Japan - 14.88%
728,800	Canon, Inc.	26,128,697
494,900	DeNa Co., Ltd.	14,108,089
370,000	Electric Power Development
	Co., Ltd.	10,558,958
1,064,700	FUJIFILM Holdings Corp.	21,821,517
6,556,000	Hitachi, Ltd.	41,830,353
1,564,500	Komatsu, Ltd.	42,673,288
18,828,800	Mizuho Financial Group, Inc.	41,526,307
1,221,100	NKSJ Holdings, Inc.	30,914,241
5,117,000	Obayashi Corp.	31,441,586
36,154	The Dai-ichi Life Insurance
	Co., Ltd.	49,696,220
562,600	Toyota Motor Corp.	32,549,254
1,245,070	Yamada Denki Co., Ltd.	59,964,134
		403,212,644

	Korea - 2.38%
497,920	Korean Reinsurance Co.	4,882,898
43,135	Samsung Electronics Co.,
	Ltd.	59,534,369
		64,417,267

	Mexico - 0.82%
92,000	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	10,431,880
3,300,000	Grupo Mexico S.A.B. de
	C.V., Series B	11,846,767
		22,278,647

	Netherlands - 5.28%
724,101	ASML Holding N.V.	53,831,011
1,686,676	European Aeronautic
	Defence and Space Co. N.V.	89,083,983
		142,914,994

	Panama - 0.39%
85,000	Copa Holdings S.A., Class A	10,674,300

	Russia - 0.38%
16,250,000	RusPetro plc *	10,412,298

	Singapore - 1.21%
2,400,000	DBS Group Holdings, Ltd.	32,657,303

	Spain - 2.86%
2,625,000	Amadeus IT Holding S.A., A
	Shares	77,488,543

	Sweden - 2.80%
2,919,638	Svenska Cellulosa AB, B
	Shares	75,817,202

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2013 (continued)

		Value
Shares		(note 2)

	Switzerland - 5.63%
294,929	Roche Holding AG	$ 73,716,390
4,420,000	UBS AG *	78,911,594
		152,627,984

	Taiwan - 1.59%
2,250,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	42,930,000

	Thailand - 1.64%
6,148,300	Kasikornbank pcl	44,410,208

	United Kingdom - 15.25%
8,247,606	Barclays plc	36,647,059
5,180,650	Capita Group plc	72,627,439
17,852,977	Essar Energy, Ltd. *	39,656,643
2,670,067	GlaxoSmithKline plc	68,870,035
95,088,500	Lloyds Banking Group plc *	80,248,508
12,450,000	Standard Life plc	72,367,305
14,059,513	Vodafone Group plc	42,848,788
		413,265,777

	United States - 5.46%
65,250	Amazon.com, Inc. *	16,561,102
423,181	AmerisourceBergen Corp.	22,902,556
1,565,555	Cadence Design Systems,
	Inc. *	21,604,659
867,962	Cisco Systems, Inc.	18,157,765
29,137	Google, Inc., Class A *	24,025,496
47,113	MasterCard, Inc., Class A	26,050,191
303,043	QUALCOMM, Inc.	18,673,510
		147,975,279

	Total common stocks
	(Cost $2,208,400,361)	2,629,331,106

Preferred stock - 1.03%

	Brazil - 0.31%
505,000	Itau Unibanco Holding S.A.	8,490,916

	Korea - 0.72%
24,750	Samsung Electronics Co.,
	Ltd.	19,574,366

	Total preferred stock
	(Cost $28,461,911)	28,065,282

	Total long-term
	investments
	(Cost $2,236,862,272)	2,657,396,388
Short-term investment - 1.66%
44,950,018	Fidelity Institutional
	Treasury Portfolio	$ 44,950,018

	Total short-term
	investment
	(Cost $44,950,018)	44,950,018
Total investments - 99.74%
	(Cost $2,281,812,290)	2,702,346,406
Net other assets and liabilities –
0.26%		6,996,775

Total net assets – 100.00%		$ 2,709,343,181

*	Non income producing security
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2013 (continued)

The Fund held the following open forward foreign currency contracts at April 30, 2013:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	State Street Bank , London	5/15/13	49,860	$65,667,803	$1,332,197
Euro (Short)	Deutsche Bank, A.G.	5/15/13	135,391	178,317,501	3,682,499
Total					$5,014,696

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.91%
Life & Health Insurance	7.98
Pharmaceuticals	5.26
Semiconductors	4.50
Automobile Manufacturers	4.13
Data Processing & Outsourced Services	3.82
Application Software	3.34
Aerospace & Defense	3.29
Construction & Farm Machinery & Heavy
Trucks	3.28
Diversified Capital Markets	2.91
Auto Parts & Equipment	2.83
Paper Products	2.80
Human Resource & Employment Services	2.68
Air Freight & Logistics	2.67
Health Care Equipment	2.53
Electronic Equipment & Instruments	2.35
Computer & Electronics Retail	2.21
Brewers	2.21
Restaurants	2.20
Internet Software & Services	2.18
Multi-line Insurance	2.07
Semiconductor Equipment	1.99
Oil & Gas Exploration & Production	1.91
Heavy Electrical Equipment	1.85
Real Estate Development	1.67
Wireless Telecommunication Services	1.58
Communications Equipment	1.36
Construction & Engineering	1.16
Property & Casualty Insurance	1.14
Office Electronics	0.96
Casinos & Gaming	0.89
Health Care Distributors	0.85
Internet Retail	0.61
Specialized Finance	0.51
Diversified Metals & Mining	0.44
Airlines	0.39
Independent Power Producers & Energy Traders	0.39
Soft Drinks	0.39
Highways & Railtracks	0.34
Real Estate Operating Companies	0.32
Reinsurance	0.18
Long-Term Investments	98.08
Short-Term Investment	1.66
Total Investments	99.74
Net Other Assets and Liabilities	0.26
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
World Select Fund
April 30, 2013

		Value
Shares		(note 2)

Common stocks - 95.83%

	Belgium - 3.60%
11,270	KBC Groep N.V.	$ 442,293

	Germany - 2.96%
46,000	Infineon Technologies AG	363,175

	Hong Kong - 3.35%
92,700	AIA Group, Ltd.	411,527

	Indonesia - 1.75%
198,700	PT Bank Mandiri Tbk	214,590

	Japan - 8.30%
5,500	Makita Corp.	334,564
2,500	Ryohin Keikaku Co., Ltd.	235,934
9,500	Sumitomo Mitsui Financial
	Group, Inc.	448,761
		1,019,259

	Korea - 2.49%
222	Samsung Electronics Co.,
	Ltd.	306,402

	Sweden - 1.00%
8,900	Volvo AB, B Shares	123,179

	Switzerland - 5.03%
3,480	Nestle S.A.	248,518
6,800	Pentair, Ltd.	369,580
		618,098

	Turkey - 2.31%
26,000	Turkiye Halk Bankasi A/S	283,531

	United Kingdom - 15.15%
33,950	Centrica plc	195,651
123,600	ITV plc	241,721
518,470	Lloyds Banking Group plc *	437,555
5,380	Rio Tinto plc	243,941
13,822	Standard Chartered plc	347,176
9,136	Unilever plc	395,373
		1,861,417

	United States - 49.89%
5,700	Bed Bath & Beyond, Inc. *	392,160
4,240	BorgWarner, Inc. *	331,441
7,710	CBS Corp., Class B	352,964
7,700	Citigroup, Inc.	359,282
4,580	Citrix Systems, Inc. *	284,739
2,980	Cummins, Inc.	317,042
2,600	DaVita, Inc. *	308,490
6,350	eBay, Inc. *	332,676
445	Google, Inc., Class A *	366,934
6,180	L Brands, Inc.	311,534
14,060	Microsoft Corp.	465,386
5,600	National Oilwell Varco, Inc.	365,232
4,500	Occidental Petroleum Corp.	401,670
13,360	Pfizer, Inc.	388,375
3,312	Praxair, Inc.	378,562
2,850	PVH Corp.	328,918
7,250	The Charles Schwab Corp.	122,960
6,453	Walgreen Co.	319,488
		6,127,853

	Total common stocks
	(Cost $9,979,062)	11,771,324

	Total long-term
	investments
	(Cost $9,979,062)	11,771,324

Short-term investment - 1.53%

188,445	Fidelity Institutional
	Treasury Portfolio	188,445

	Total short-term
	investment
	(Cost $188,445)	188,445

Total investments - 97.36%
	(Cost $10,167,507)	11,959,769

Net other assets and liabilities –
2.64%		324,258

Total net assets – 100.00%	$ 12,284,027

* Non income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
World Select Fund
April 30, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	17.70%
Industrial Machinery	5.73
Internet Software & Services	5.70
Semiconductors	5.45
Packaged Foods & Meats	5.24
Broadcasting	4.84
Systems Software	3.79
Construction & Farm Machinery & Heavy
Trucks	3.58
Life & Health Insurance	3.35
Integrated Oil & Gas	3.27
Homefurnishing Retail	3.19
Pharmaceuticals	3.16
Industrial Gases	3.08
Oil & Gas Equipment & Services	2.97
Other Diversified Financial Services	2.93
Auto Parts & Equipment	2.70
Apparel, Accessories & Luxury Goods	2.68
Drug Retail	2.60
Apparel Retail	2.54
Health Care Services	2.51
Application Software	2.32
Diversified Metals & Mining	1.99
General Merchandise Stores	1.92
Multi-Utilities	1.59
Investment Banking & Brokerage	1.00
Long-Term Investments	95.83
Short-Term Investment	1.53
Total Investments	97.36
Net Other Assets and Liabilities	2.64
100.00%

See notes to portfolio of investments

Henderson Global Funds
Notes to portfolio of investments
                                                                                                                                                                                  (unaudited)

1. Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among ten series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Opportunities Fund and Henderson World Select Fund (formerly known as Henderson Global Leaders Fund) (collectively, the “Funds”) are included in this report and are each a separate series of the Trust and are diversified. The remaining series in the Trust, Henderson Strategic Income Fund, is not included in this report as its fiscal year end is December 31.

The Henderson All Asset Fund is a Fund-of-Funds that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The Fund-of-Funds “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds.

The Henderson High Yield Opportunities Fund commenced operations on April 30, 2013.

2. Significant accounting policies
The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“GAAP”). The preparation of the portfolio of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Henderson Global Funds
Notes to portfolio of investments
                                                                                                                                                                                  (unaudited)

Security transactions
Investment transactions are accounted for on a trade-date basis.

Foreign currency translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities.  Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. The Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Funds, depending on the fluctuations in the fair value of the underlying security. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the contracts against default. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options purchased
The Funds may purchase options to create investment exposure consistent with its investment objectives or to hedge or limit exposure of their portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument and the possibility of an illiquid market for the option. Purchased options are generally exchange-traded with limited counterparty risk as settlement is guaranteed by a central clearinghouse. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options written
Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recognized as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option.

Henderson Global Funds
Notes to portfolio of investments
                                                                                                                                                                                  (unaudited)

Written options are subject to substantial risks. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. When applicable, written options at the end of the period are listed in each Fund’s Portfolio of Investments.

Swap contracts
The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Funds may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract or from unanticipated changes in the value of the swap agreement.

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Funds’ maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

3. Fair value measurements
Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the following table with the reasons for the transfers disclosed in a note to the table, if applicable.

The following tables summarize the Funds’ investments that are measured at fair value by level within the fair value hierarchy at April 30, 2013:

All Asset

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Investment Companies	$41,274,893	$—	$—	$41,274,893
Sovereign Debt Obligations	—	1,135,937	—	1,135,937
Short-Term Investment	17,621,156	—	—	17,621,156
Total Investments	58,896,049	1,135,937	—	60,031,986
Financial Derivative Instruments*
Futures Contracts	779,716	—	—	779,716
Total Financial Derivative Instruments	$779,716	$—	$—	$779,716
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(172,864)	—	(172,864)
Futures	(22,352)	—	—	(22,352)
Total Financial Derivative Instruments	$(22,352)	$(172,864)	$—	$(195,216)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Dividend & Income Builder
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$140,190	$—	$—	$140,190
Brazil	35,351	—	—	35,351
Canada	107,475	—	—	107,475
Colombia	38,697	—	—	38,697
France	279,813	—	—	279,813
Germany	188,851	—	—	188,851
Hong Kong	194,106	—	—	194,106
Italy	57,039	—	—	57,039
Netherlands	180,863	—	—	180,863
Norway	87,359	—	—	87,359
Sweden	74,832	—	—	74,832
Switzerland	261,103	—	—	261,103
Taiwan	104,754	—	—	104,754
Thailand	60,715	—	—	60,715
United Kingdom	769,493	—	—	769,493
United States	1,195,381	—	—	1,195,381
Total Common Stocks	3,776,022	—	—	3,776,022
REITs
Mexico	61,242	—	—	61,242
Total REITs	61,242	—	—	61,242
Investment Companies	332,611	—	—	332,611
US Government Obligations
United States	—	167,072	—	167,072
Total US Government Obligations	—	167,072	—	167,072
Short-Term Investment	152,708	—	—	152,708
Total	4,322,583	167,072	—	$4,489,655

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Emerging Markets Opportunities

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common Stocks
Australia	$69,406	$—	$—	$69,406
Brazil	3,102,593	—	—	3,102,593
China	2,423,260	—	—	2,423,260
Greece	406,966	—	—	406,966
Hong Kong	2,685,436	—	—	2,685,436
India	1,389,958	—	—	1,389,958
Indonesia	1,410,645	—	—	1,410,645
Kazakhstan	420,620	59,071	—	479,691
Korea	2,097,747	—	—	2,097,747
Liberia	237,524	—	—	237,524
Luxembourg	858,234	—	—	858,234
Malaysia	505,900	—	—	505,900
Mexico	1,943,159	—	—	1,943,159
Panama	470,925	—	—	470,925
Peru	391,534	—	—	391,534
Phillipines	2,185,442	—	—	2,185,442
Poland	337,419	—	—	337,419
Russia	361,510	—	—	361,510
South Africa	482,516	—	—	482,516
Taiwan	742,071	—	—	742,071
Thailand	1,624,524	—	—	1,624,524
Turkey	437,985	—	—	437,985
Ukraine	338,062	—	—	338,062
United Arab Emirates	400,972	—	—	400,972
United Kingdom	296,902	—	—	296,902
Total Common Stocks	25,621,310	59,071	—	25,680,381
Preferred Stocks
Brazil	924,372	—	—	924,372
Korea	760,830	—	—	760,830
Total Preferred Stocks	1,685,202	—	—	1,685,202
Short-Term Investment	297,976	—	—	297,976
Total Investments	$27,604,488	$59,071	$—	$27,663,559

During the period ended April 30, 2013, there was one transfer into Level 2 out of Level 1 as a result of the fair value pricing procedures established by the Fund. On April 24, 2013, Range Resources, Ltd. issued a press release indicating its intention to merge with International Petroleum - a position for which the Fund holds. Accordingly, in accordance with policies and procedures established by the Board of Trustees, the Fund priced this security based on the known value of the Range Resources, Ltd. common share price, adjusted for the impact to each outstanding share as a result of the planned merger.

European Focus
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$1,729,466	$—	$—	$1,729,466
Austria	9,654,421	—	—	9,654,421
Belgium	24,432,326	—	—	24,432,326
Canada	5,550,216	3,496,385	—	9,046,601
France	54,181,274	—	—	54,181,274
Germany	58,291,495	—	—	58,291,495
Greece	10,717,710	—	—	10,717,710
Ireland	17,333,563	—	—	17,333,563
Italy	5,299,387	—	—	5,299,387
Kazakhstan	18,023,849	—	—	18,023,849
Luxembourg	4,443,971	—	—	4,443,971
Netherlands	31,152,109	—	—	31,152,109
Russia	7,722,849	—	—	7,722,849
Spain	68,303,255	—	—	68,303,255
Sweden	34,312,593	—	—	34,312,593
Switzerland	8,755,352	—	—	8,755,352
United Kingdom	205,548,002	—	—	205,548,002
Total Common Stocks	565,451,838	3,496,385	—	568,948,223
Preferred Stock
Germany	15,318,768	—	—	15,318,768
Total Preferred Stock	15,318,768	—	—	15,318,768
REITs
United Kingdom	1,900,522	—	—	1,900,522
Total REITs	1,900,522	—	—	1,900,522
Short-Term Investment	6,573,932	—	—	6,573,932
Total Investments	589,245,060	3,496,385	—	592,741,445
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	1,173,129	—	1,173,129
Total Financial Derivative Instruments	$—	$1,173,129	$—	$1,173,129

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund. However, the Fund increased its position in Africa Oil Corp. through the purchase of 574,622 shares in a private placement offering. These particular shares are subject to a lock-up provision whereby the shares will convert and trade as the listed common equity shaes at the end of April 2013. Accordingly, in accordance with the policies and procedures established by the Board of Trustees, the Fund priced these shares in-line with the common equity shares on April 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2012	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2013
Common Stock
Netherlands
Amtel Vredestein
N.V., GDR	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2013 was $0.

The Fund’s management has determined Amstel Vredstein N.V., GDR is a level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment primarily on the basis that the company is bankrupt, has no current operations, and has delisted from the exchange.

Global Equity Income
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$97,214,495	$—	$—	$97,214,495
Brazil	14,429,321	—	—	14,429,321
Canada	25,236,434	—	—	25,236,434
Cyprus	20,661,306	—	—	20,661,306
France	145,400,226	—	—	145,400,226
Germany	103,651,212	—	—	103,651,212
Hong Kong	60,072,997	—	—	60,072,997
Israel	9,415,649	—	—	9,415,649
Italy	50,814,195	—	—	50,814,195
Japan	34,364,235	—	—	34,364,235
Luxembourg	16,183,208	—	—	16,183,208
Netherlands	84,637,357	—	—	84,637,357
New Zealand	35,375,904	—	—	35,375,904
Norway	60,232,524	—	—	60,232,524
Singapore	6,788,666	—	—	6,788,666
Sweden	39,806,940	—	—	39,806,940
Switzerland	94,834,130	—	—	94,834,130
Taiwan	14,506,336	—	—	14,506,336
Thailand	8,926,348	—	—	8,926,348
United Kingdom	451,276,079	—	—	451,276,079
United States	290,988,695	—	—	290,988,695
Total Common Stocks	1,664,816,257	—	—	1,664,816,257
Partnerships
United States	12,627,659	—	—	12,627,659
Total Partnerships	12,627,659	—	—	12,627,659
REITs
United Kingdom	23,979,414	—	—	23,979,414
Total REITs	23,979,414	—	—	23,979,414
Short-Term Investment	45,565,926	—	—	45,565,926
Total Investments	1,746,989,256	—	—	1,746,989,256
Liabilities
Financial Derivative Instruments *
Forward Foreign Currency Contracts	—	(3,427,916	—	(3,427,916)
Total Financial Derivative Instruments	$—	$(3,427,916	$—	$(3,427,916)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Global Technology

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
China	$8,793,557	$—	$—	$8,793,557
France	5,718,265	—	—	5,718,265
Germany	5,023,087	—	—	5,023,087
Ireland	6,585,157	—	—	6,585,157
Japan	1,485,131	—	—	1,485,131
Korea	17,155,801	—	—	17,155,801
Netherlands	11,239,995	—	—	11,239,995
Taiwan	6,511,241	—	—	6,511,241
United Kingdom	26,273,016	—	—	26,273,016
United States	220,456,085	—	—	220,456,085
Total Common Stocks	309,241,335	—	—	309,241,335
Short-Term Investment	6,202,270	—	—	6,202,270
Total	$315,443,605	$—	$—	$315,443,605

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

High Yield Opportunities
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Canada	$—	$506,875	$—	$506,875
Ireland	—	551,250	—	551,250
Luxembourg	—	1,075,313	—	1,075,313
United Kingdom	—	542,500	—	542,500
United States	—	14,204,661	—	14,204,661
Total Corporate Bonds	—	16,880,599	—	16,880,599
Preferred Stock
United States	—	493,453	—	493,453
Total Preferred Stock	—	493,453	—	493,453
Total Investments		17,374,052	—	17,374,052

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

International Opportunities
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$26,365,952	$—	$—	$26,365,952
Belgium	95,534,274	—	—	95,534,274
Brazil	31,738,223	—	—	31,738,223
China	94,596,173	—	—	94,596,173
France	245,487,100	—	—	245,487,100
Germany	286,319,681	—	—	286,319,681
Hong Kong	126,826,743	—	—	126,826,743
India	46,267,200	—	—	46,267,200
Indonesia	35,113,314	—	—	35,113,314
Japan	403,212,644	—	—	403,212,644
Korea	64,417,267	—	—	64,417,267
Mexico	22,278,647	—	—	22,278,647
Netherlands	142,914,994	—	—	142,914,994
Panama	10,674,300	—	—	10,674,300
Russia	10,412,298	—	—	10,412,298
Singapore	32,657,303	—	—	32,657,303
Spain	77,488,543	—	—	77,488,543
Sweden	75,817,202	—	—	75,817,202
Switzerland	152,627,984	—	—	152,627,984
Taiwan	42,930,000	—	—	42,930,000
Thailand	44,410,208	—	—	44,410,208
United Kingdom	413,265,777	—	—	413,265,777
United States	147,975,279	—	—	147,975,279
Total Common Stocks	2,629,331,106	—	—	2,629,331,106
Preferred Stocks
Brazil	8,490,916	—	—	8,490,916
Korea	19,574,366	—	—	19,574,366
Total Preferred Stocks	28,065,282	—	—	28,065,282
Short-Term Investment	44,950,018	—	—	44,950,018
Total	2,702,346,406	—	—	2,702,346,406
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	5,014,696	—	5,014,696
Total Financial Derivative Instruments	$—	$5,014,696	$—	$5,014,696

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

World Select
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Belgium	$442,293	$—	$—	442,293
Germany	363,175	—	—	363,175
Hong Kong	411,527	—	—	411,527
Indonesia	214,590	—	—	214,590
Japan	1,019,259	—	—	1,019,259
Korea	306,402	—	—	306,402
Sweden	123,179	—	—	123,179
Switzerland	618,098	—	—	618,098
Turkey	283,531	—	—	283,531
United Kingdom	1,861,417	—	—	1,861,417
United States	6,127,853	—	—	6,127,853
Total Common Stocks	11,771,324	—	—	11,771,324
Short-Term Investment	188,445	—	—	188,445
Total	$11,959,769	$—	$—	11,959,769

During the period ended April 30, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

4. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Certain of the Funds held greater than 5% ownership in certain other Funds within the Trust as well as external investment companies. At April 30, 2013, the All Asset Fund held 0.3% of the Henderson Global Technology Fund, 1.3% of the Henderson Strategic Income Fund and 8.9% of the MSIF Multi-Asset Portfolio. Transactions in affiliates during the period ended April 30, 2013 were as follows:

Affiliate	Value 7/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2013	Dividend Income
All Asset
Henderson Global Technology Fund	$639,861	$254,845	$-	$49,629	$-	$944,335	$-
Henderson Japan Focus Fund*	850,717	457,524	1,228,521	60,367	(140,087)	-	65,934
Henderson Strategic Income Fund	653,737	65,505	-	26,474	-	745,716	24,005
MSIF Multi-Asset Portfolio	-	2,317,747	-	106,844	-	2,424,591	-
* As of April 30, 2013 the Henderson Japan Focus Fund is no longer an affliate of the Henderson All Asset Fund. Effective December 28, 2012 the Henderson Japan Focus Fund liquidated.

The aggregate cost and value of affiliates at April 30, 2013 is $3,975,642 and $4,114,642, respectively. Investments in affiliates represented 6.8% of total net assets of the All Asset Fund as of April 30, 2013.

Affiliate	Value 7/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/2013	Dividend Income
International Opportunities
Henderson Money Market Fund*	$60,977,723	$201,600,654	$262,578,377	$-	$-	$-	$14,339
* As of April 30, 2013, the Henderson Money Market Fund is no longer an affiliate of the Henderson International Opportunities Fund. The Henderson International Opportunities Fund invested a portion of its un-invested cash in the Henderson Money Market Fund to assist with short-term cash management. Effective December 28, 2012 the Henderson Money Market Fund liquidated.

5. Federal income tax cost basis
The US federal income tax basis of investments, excluding foreign currency, forward currency contracts, futures contracts and swap contracts at April 30, 2013, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$58,035,818	$2,163,227	$(167,059)	$1,996,168
Dividend & Income
Builder	4,315,146	221,293	(46,784)	174,509
Emerging Markets
Opportunities	26,475,624	2,926,443	(1,738,508)	1,187,935
European Focus	538,782,126	100,737,363	(46,778,044)	53,959,319
Global Equity Income	1,582,405,089	181,886,587	(17,302,420)	164,584,167
Global Technology	258,712,260	65,012,341	(8,280,996)	56,731,345
High Yield Opportunities	17,409,562	11,563	(47,073)	(35,510)
International Opportunities	2,281,812,290	516,467,365	(95,933,249)	420,534,116
World Select	10,167,507	1,905,423	(113,161)	1,792,262

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       June 19, 2013

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       June 19, 2013